Stock-Based Compensation - Schedule of Weighted-Average Assumptions Used in the Black-scholes Valuation Model Options (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation [Abstract]
Risk-free interest rate	1.60%	1.17%
Expected term (in years)	7 years 2 months 30 days	3 years 4 months 17 days
Dividend yield	0.00%	0.00%
Expected volatility	75.00%	75.00%